Equity-Based Compensation Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 23, 2021	Jul. 16, 2021	Sep. 26, 2021	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2021 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			8,850,000	8,850,000
Common Stock, Capital Shares Reserved for Future Issuance			6,797,101	6,797,101
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period	658,891
Expiration period			10 years
Weighted average grant date fair value			$ 12.06
Unrecognized compensation cost			$ 7,946	$ 7,946
Remaining weighted average period			2 years 6 months
Restricted stock units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			3 years
Restricted stock units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			1 year
Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period				8,445	5,932
Shares vested				2,169	1,228
Shares Unvested			36,045	36,045	4,507
Weighted average grant date fair value, options non-vested			$ 0.64	$ 0.64	$ 0.27
Unrecognized compensation cost			$ 15,999	$ 15,999
Total grant date fair value				$ 2,110	$ 356
Remaining weighted average period				1 year 10 months 24 days
Forfeited				2,614
Profit Interest Units [Member] | Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized						41,400,000
Grants in period						5,932	3,906	27,925
Shares Unvested						35,570	31,831	27,925
Weighted average grant date fair value, options non-vested						$ 0.27	$ 0.27	$ 0.27
Unrecognized compensation cost						$ 1,737
Remaining weighted average period						3 years 4 months 24 days
Share based compensation by share based award unvested options aggegate fair value						$ 32,383	$ 30,323	$ 27,925
Share based compensation by share based award options vested in period aggregate fair value						$ 487	$ 437
Share based compensation by share based award option vested in period units						3,187	1,508
Profit Interest Units [Member] | Incentive Plan [Member] | Unvested Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, options non-vested						$ 0.26	$ 0.28	$ 0.27
Profit Interest Units [Member] | Incentive Plan [Member] | Performance Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period						4,507	2,967	20,700
Weighted average grant date fair value						$ 0.27	$ 0.24	$ 0.26
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period		1,394,008
Expiration period			10 years
Weighted average grant date fair value, options non-vested			$ 3.88	$ 3.88
Unrecognized compensation cost			$ 5,033	$ 5,033
Remaining weighted average period			2 years 9 months 18 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period				3 years